Basis of Preparation (Tables)	12 Months Ended
Aug. 31, 2022
Basis Of Preparation
Schedule of consolidated statement of comprehensive loss

	Reported at August 31, 2021	Presentation reclass	Restated at August 31, 2021
General and administration expense	$(9,027)	$(669)	$(9,696)
Financial instrument related costs and other	4,498	161	4,659
Reclamation expenses	-	(134)	(134)
Loss on disposal of assets	-	(27)	(27)
Foreign exchange	(78)	-	(78)
Interest, net and other expense	(7)	-	(7)
Field, Camp and exploration costs	(669)	669	-
Net loss and comprehensive loss	$(5,283)	$-	$(5,283)